Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues
The breakdown of Revenues for the years 2023, 2022 and 2021 is as follows:

Millions of euros	2023	2022	2021
Revenues from rendering of services	34,832	34,479	33,697
Lease revenues	71	76	127
Sale of goods	5,749	5,438	5,453
Total	40,652	39,993	39,277

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2023	2022	2021
Own work capitalized	803	783	771
Gain on disposal of businesses	24	205	11,008
Gain on disposal of property, plant and equipment	257	582	478
Gain on disposal of intangible assets	2	1	7
Government grants	27	16	13
Other operating income	428	478	396
Total	1,541	2,065	12,673

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2023	2022	2021
Leases included in "Other expenses" (1)	68	86	80
Other external services	8,282	8,731	8,604
Taxes other than income tax	753	834	703
Change in trade provisions	734	693	660
Losses on disposal of fixed assets and changes in provisions for fixed assets	33	124	51
Goodwill impairment (Note 7)	58	—	416
Other operating expenses	370	273	462
Total	10,298	10,741	10,976
(1) Following the adoption of IFRS 16, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,571
1 to 3 years	4,470
3 to 5 years	1,754
More than 5 years	2,254
Total	12,049

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment
The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2023, 2022 and 2021, together with total headcount at December 31 each year.

	2023		2022		2021
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,342	21,443	21,099	20,947	22,872	22,976
Telefónica United Kingdom	—	—	—	—	2,884	—
Telefónica Germany	7,232	7,367	7,029	7,099	7,375	7,056
Telefónica Brazil	35,118	35,519	34,275	34,846	33,987	34,343
Telefónica Hispam	29,715	29,087	30,232	29,994	31,806	30,717
Other companies	10,717	10,726	9,928	10,765	8,852	9,058
Total	104,124	104,142	102,563	103,651	107,776	104,150

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2023	2022	2021
Property, plant and equipment (Note 8)	4,055	4,133	4,360
Intangible assets (Note 6)	2,583	2,599	2,388
Rights of use (Note 9)	2,159	2,064	1,649
Total	8,797	8,796	8,397

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2023	2022	2021
(Loss) profit attributable to ordinary equity holders of the parent company	(892)	2,011	8,137
Adjustment for the coupon corresponding to perpetual subordinated obligations	(339)	(279)	(337)
Tax effect	85	70	84
Total (loss) profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	(1,146)	1,802	7,884

Number of shares (thousands)	2023	2022	2021 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,668,142	5,740,105	5,864,070
Telefónica, S.A. plans of rights over shares	47,435	23,096	10,098
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,715,577	5,763,201	5,874,168
(*) Revised data.
Thus, basic and diluted (loss) earnings per share attributable to equity holders of the parent are as follows:

(Loss) earnings per share (euros)	2023	2022	2021
Basic	(0.20)	0.31	1.34
Diluted	(0.20)	0.31	1.34